Post-employment benefits - Plan assets allocation (Detail) - Plan assets [Member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of post-employment benefits [Line items]
Liability asset of defined-benefit plans	€ 2,137	€ 3,095	€ 2,710
Assets quoted in active market [Member]
Disclosure of post-employment benefits [Line items]
Debt securities	1,142	1,085
Equity securities	69	91
Other	137	126
Assets not quoted in active market [Member]
Disclosure of post-employment benefits [Line items]
Debt securities	14	561
Equity securities	457	811
Other	€ 318	€ 421